Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Schedule of aggregate future required principal payments based on terms of loan

(in thousands)
2015	$2,550
2016	5,100
2017	5,100
2018 and thereafter	489,600
Total maturities of long-term debt	$502,350

Virtu Financial, LLC and subsidiaries
Schedule of aggregate future required principal payments based on terms of loan

(in thousands)
2015	$2,914
2016	5,100
2017	5,100
2018 and thereafter	489,600
Total maturities of long-term debt	$502,714